Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive (Loss)/Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
Total operating expenses	¥ (24,373,213)	$ (3,485,323)	¥ (22,944,326)	¥ (20,103,648)
(Loss)/income from operations	131,681	18,830	214,553	(130,122)
Interest income	125,555	17,954	154,430	157,486
Other (expenses)/income, net	407	59	(1,270)	(269)
Net (loss)/income	231,696	33,132	304,399	(91,279)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustments	(49,686)	(7,105)	32,465	33,055
Comprehensive (loss)/income	182,010	26,027	336,864	(58,224)
Comprehensive (loss)/income attributable to ordinary shareholders	171,980	24,593	327,549	(66,824)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(81,775)	(11,694)	(126,182)	(134,599)
Total operating expenses	(81,775)	(11,694)	(126,182)	(134,599)
(Loss)/income from operations	(81,775)	(11,694)	(126,182)	(134,599)
Interest income	514	74	212	1,065
Other (expenses)/income, net	73,948	10,574	(48,732)	(55,317)
Share of income of subsidiaries	228,979	32,743	469,786	88,972
Net (loss)/income	221,666	31,697	295,084	(99,879)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustments	(49,686)	(7,105)	32,465	33,055
Comprehensive (loss)/income	171,980	24,592	327,549	(66,824)
Comprehensive (loss)/income attributable to ordinary shareholders	¥ 171,980	$ 24,592	¥ 327,549	¥ (66,824)